Drinker Biddle & Reath LLP
191 N. Wacker Drive, Suite 3700
Chicago, IL 60606-1698
(312) 569-1000 (Phone)
(312) 569-3000 (Facsimile)
www.drinkerbiddle.com

March 22, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Partners Group Private Income Opportunities Fund (File Nos. 333-213376/ 811-23188)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of Partners Group Private Income Opportunities Fund. The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the Amendment is to (1) incorporate certain financial information and (2) make other non-material changes.

Questions and comments concerning the Amendment may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams